Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes the Company’s revenues and income (loss) from vessel operations by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23), for the periods presented in these financial statements:

	Revenues			Income (loss) from Vessel Operations (1)
	Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020
	$	$	$	$	$	$
Teekay Tankers
Conventional Tankers	1,063,111	542,367	886,434	255,949	(194,095)	141,572
Teekay Parent
Offshore Production	27,064	47,895	108,952	3,858	35,546	(38,054)
Marine Services and Other	100,009	92,246	150,869	(14,041)	(26,804)	(33,321)
	127,073	140,141	259,821	(10,183)	8,742	(71,375)

	1,190,184	682,508	1,146,255	245,766	(185,353)	70,197
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Other Income Statement Items by Segment	The following table includes other income statement items by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23).

	Depreciation and Amortization			Gain on sale and (Write-down) of assets			Equity income (loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$	$	$	$	$	$	$	$	$
Teekay Tankers
Conventional Tankers	(99,033)	(106,084)	(117,213)	8,888	(92,368)	(69,446)	244	(14,107)	5,100
Teekay Parent
Offshore Production	—	—	(14,166)	12,975	—	(70,692)	—	—	—
Marine Services and Other	—	—	—	—	—	(9,100)	—	—	—
	—	—	(14,166)	12,975	—	(79,792)	—	—	—

	(99,033)	(106,084)	(131,379)	21,863	(92,368)	(149,238)	244	(14,107)	5,100
The following table includes capital expenditures by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23), for the periods presented in these financial statements.

	December 31, 2022 $	December 31, 2021 $
Teekay Tankers – Conventional Tankers	15,430	21,447

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2022 $	December 31, 2021 $
Teekay Tankers – Conventional Tankers	1,603,142	1,568,177
Teekay Parent – Offshore Production	661	20,695
Teekay Parent – Marine Services and Other	28,361	16,788
Cash and cash equivalents	309,857	108,977
Short term investments	210,000	—
Other assets not allocated	15,311	17,123
Eliminations	(2,486)	(4,217)
Consolidated total assets - continuing operations	2,164,846	1,727,543
Total assets - discontinued operations	—	4,804,439
Consolidated total assets	2,164,846	6,531,982